Retirement and Deferred Compensation Plans	12 Months Ended
Dec. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Retirement and Deferred Compensation Plans
RETIREMENT AND DEFERRED COMPENSATION PLANS
Apache Corporation provides retirement benefits to its U.S. employees through the use of multiple plans: a 401(k) savings plan, a money purchase retirement plan, a non-qualified retirement/savings plan, and a non-qualified restorative retirement savings plan. The 401(k) savings plan provides participating employees the ability to elect to contribute up to 50 percent of eligible compensation, as defined, to the plan with the Company making matching contributions up to a maximum of 8 percent of each employee’s annual eligible compensation. In addition, the Company, at its discretion, annually contributes 6 percent of each participating employee’s annual eligible compensation to a money purchase retirement plan. The 401(k) savings plan and the money purchase retirement plan are subject to certain annually-adjusted, government-mandated restrictions that limit the amount of employee and Company contributions. For certain eligible employees, the Company also provides a non-qualified retirement/savings plan or a non-qualified restorative retirement savings plan. These plans allow the deferral of up to 50 percent of each employee’s base salary, up to 75 percent of each employee’s annual bonus (that accepts employee contributions) and the Company’s matching contributions in excess of the government mandated limitations imposed in the 401(k) savings plan and money purchase retirement plan.
Vesting in the Company’s contributions in the 401(k) savings plan, the money purchase retirement plan, the non-qualified retirement savings plan and the non-qualified restorative retirement savings plan occurs at the rate of 20 percent for every completed year of employment. Upon a change in control of ownership, immediate and full vesting occurs.
Additionally, Apache Canada Ltd. and Apache North Sea Limited maintain separate retirement plans, as required under the laws of Canada and the U.K., respectively.
The aggregate annual cost to Apache of all U.S. plans, the money purchase retirement plan, non-qualified retirement/savings plan, and non-qualified restorative retirement savings plan was $77 million, $107 million, and $123 million for 2015, 2014, and 2013, respectively.
Apache also provides a funded noncontributory defined benefit pension plan (U.K. Pension Plan) covering certain employees of the Company’s North Sea operations in the U.K. The plan provides defined pension benefits based on years of service and final salary. The plan applies only to employees who were part of BP North Sea’s pension plan as of April 2, 2003, prior to the acquisition of BP North Sea by the Company effective July 1, 2003.
Additionally, the Company offers postretirement medical benefits to U.S. employees who meet certain eligibility requirements. Eligible participants receive medical benefits up until the age of 65 or at the date they become eligible for Medicare, provided the participant remits the required portion of the cost of coverage. The plan is contributory with participants’ contributions adjusted annually. The postretirement benefit plan does not cover benefit expenses once a covered participant becomes eligible for Medicare.

The following tables set forth the benefit obligation, fair value of plan assets and funded status as of December 31, 2015, 2014, and 2013, and the underlying weighted average actuarial assumptions used for the U.K. Pension Plan and U.S. postretirement benefit plan. Apache uses a measurement date of December 31 for its pension and postretirement benefit plans.

	2015		2014		2013
	Pension Benefits	Postretirement Benefits	Pension Benefits	Postretirement Benefits	Pension Benefits	Postretirement Benefits
	(In millions)
Change in Projected Benefit Obligation
Projected benefit obligation beginning of year	$216	$22	$189	$28	$177	$35
Service cost	5	2	5	3	5	4
Interest cost	8	1	9	1	7	1
Foreign currency exchange rate changes	(10)	—	(13)	—	4	—
Actuarial losses (gains)	(10)	—	31	(9)	—	(8)
Effect of curtailment and settlements	—	2	—	—	—	(3)
Benefits paid	(7)	(2)	(5)	(2)	(4)	(2)
Retiree contributions	—	1	—	1	—	1
Projected benefit obligation at end of year	202	26	216	22	189	28
Change in Plan Assets
Fair value of plan assets at beginning of year	206	—	191	—	170	—
Actual return on plan assets	1	—	25	—	15	—
Foreign currency exchange rates	(10)	—	(13)	—	4	—
Employer contributions	7	1	8	1	6	1
Benefits paid	(7)	(2)	(5)	(2)	(4)	(2)
Retiree contributions	—	1	—	1	—	1
Fair value of plan assets at end of year	197	—	206	—	191	—
Funded status at end of year	$(5)	$(26)	$(10)	$(22)	$2	$(28)
Amounts recognized in Consolidated Balance Sheet
Current liability	$—	$(2)	$—	$(1)	$—	$(1)
Non-current asset (liability)	(5)	(24)	(10)	(21)	2	(27)
	$(5)	$(26)	$(10)	$(22)	$2	$(28)
Pre-tax Amounts Recognized in Accumulated Other Comprehensive Income (Loss)
Accumulated gain (loss)	$(32)	$9	$(37)	$10	$(22)	$1

Weighted Average Assumptions used as of December 31
Discount rate	3.90%	3.95%	3.70%	3.62%	4.60%	4.33%
Salary increases	4.60%	N/A	4.60%	N/A	4.90%	N/A
Expected return on assets	4.10%	N/A	3.90%	N/A	5.60%	N/A
Healthcare cost trend
Initial	N/A	7.00%	N/A	7.00%	N/A	7.00%
Ultimate in 2025	N/A	5.00%	N/A	5.00%	N/A	5.00%

As of December 31, 2015, 2014, and 2013, the accumulated benefit obligation for the U.K. Pension Plan was $169 million, $183 million, and $160 million, respectively.
Apache’s defined benefit pension plan assets are held by a non-related trustee who has been instructed to invest the assets in a blend of equity securities and low-risk debt securities. The Company intends that this blend of investments will provide a reasonable rate of return such that the benefits promised to members are provided. The U.K. Pension Plan policy is to target an ongoing funding level of 100 percent through prudent investments and includes policies and strategies such as investment goals, risk management practices, and permitted and prohibited investments. A breakout of previous allocations for plan asset holdings and the target allocation for the Company’s plan assets are summarized below:

	Target Allocation	Percentage of Plan Assets at Year-End
	2015	2015	2014
Asset Category
Equity securities:
U.K. quoted equities	14%	14%	14%
Overseas quoted equities	26%	26%	26%
Total equity securities	40%	40%	40%
Debt securities:
U.K. Government bonds	48%	48%	48%
U.K. corporate bonds	12%	12%	12%
Debt securities	60%	60%	60%
Total	100%	100%	100%

The plan’s assets do not include any direct ownership of equity or debt securities of Apache. The fair value of plan assets is based upon unadjusted quoted prices for identical instruments in active markets, which is a Level 1 fair value measurement. The following tables present the fair values of plan assets for each major asset category based on the nature and significant concentration of risks in plan assets at December 31, 2015 and December 31, 2014:

	Fair Value Measurements Using:
	Quoted Price in Active Markets (Level 1)	Significant Other Inputs (Level 2)	Unobservable Inputs (Level 3)	Total Fair Value
	(In millions)
December 31, 2015
Equity securities:
U.K. quoted equities(1)	$27	$—	$—	$27
Overseas quoted equities(2)	53	—	—	53
Total equity securities	80	—	—	80
Debt securities:
U.K. Government bonds(3)	93	—	—	93
U.K. corporate bonds(4)	24	—	—	24
Total debt securities	117	—	—	117
Fair value of plan assets	$197	$—	$—	$197
December 31, 2014
Equity securities:
U.K. quoted equities(1)	$28	$—	$—	$28
Overseas quoted equities(2)	54	—	—	54
Total equity securities	82	—	—	82
Debt securities:
U.K. Government bonds(3)	99	—	—	99
U.K. corporate bonds(4)	25	—	—	25
Total debt securities	124	—	—	124
Fair value of plan assets	$206	$—	$—	$206

(1)	This category comprises U.K. passive equities, which are benchmarked against the FTSE 350 Index.

(2)
This category includes overseas equities, which comprises 30.3 percent passive global equities benchmarked against the MSCI World (NDR) Index, 12.1 percent passive global equities (hedged) benchmarked against the MSCI World (NDR) Hedged Index, 30.3 percent fundamental indexation global equities benchmarked against the FTSE RAFI Developed 1000 index, 12.1 percent fundamental indexation global equities (hedged) benchmarked against the FTSE RAFI Developed 1000 Hedge Index, and 15.2 percent emerging markets benchmarked against the MSCI Emerging Markets (NDR) Index, which has a performance target of 2 percent per annum over the benchmark over a rolling three-year period.

(3)
This category includes U.K. Government bonds, which comprises 48 percent index-linked gilts benchmarked against the FTSE Actuaries Government Securities Index-Linked Over 5 Years Index, 37 percent sterling nominal LDI bonds, and 15 percent sterling inflation linked LDI bonds, both benchmarked against ILIM Custom Benchmark index.

(4)
This category comprises U.K. corporate bonds: 12 percent benchmarked against the BofAML Sterling Corporate & Collaterlised (excluding Subordinated) Index with a performance target of 0.75 percent per annum over the benchmark over a rolling five-year period.

The expected long-term rate of return on assets assumptions are derived relative to the yield on long-dated fixed-interest bonds issued by the U.K. government (gilts). For equities, outperformance relative to gilts is assumed to be 3.5 percent per year.
The following tables set forth the components of the net periodic cost and the underlying weighted average actuarial assumptions used for the pension and postretirement benefit plans as of December 31, 2015, 2014, and 2013:

	2015		2014		2013
	Pension Benefits	Postretirement Benefits	Pension Benefits	Postretirement Benefits	Pension Benefits	Postretirement Benefits
	(In millions)
Component of Net Periodic Benefit Costs
Service cost	$5	$2	$5	$3	$5	$4
Interest cost	8	1	9	1	7	1
Expected return on assets	(8)	—	(11)	—	(8)	—
Amortization of actuarial (gain) loss	2	—	1	—	2	—
Curtailment (gain) loss	—	—	—	—	—	(3)
Net periodic benefit cost	$7	$3	$4	$4	$6	$2
Weighted Average Assumptions used to determine Net Period Benefit Cost for the Years ended December 31
Discount rate	3.70%	3.62%	4.60%	4.33%	4.30%	3.43%
Salary increases	4.60%	N/A	4.90%	N/A	4.60%	N/A
Expected return on assets	3.90%	N/A	5.60%	N/A	4.70%	N/A
Healthcare cost trend
Initial	N/A	7.00%	N/A	7.00%	N/A	7.25%
Ultimate in 2025	N/A	5.00%	N/A	5.00%	N/A	5.00%

Assumed health care cost trend rates affect amounts reported for postretirement benefits. A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	Postretirement Benefits
	1% Increase	1% Decrease
	(In millions)
Effect on service and interest cost components	$1	$(1)
Effect on postretirement benefit obligation	4	(3)

Apache expects to contribute approximately $7 million to its pension plan and $2 million to its postretirement benefit plan in 2016. The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

	Pension Benefits	Postretirement Benefits
	(In millions)
2016	$4	$2
2017	4	2
2018	4	2
2019	4	2
2020	4	2
Years 2021-2025	22	10